Pension Schemes	12 Months Ended
Dec. 31, 2021
Financial Debt
Pension Schemes

30.    Pension Schemes

30.1.  Defined contribution plan

The Company offers Defined Contribution Plan funded through group insurances to its employees of the Israel entity. The total expense recognized in the consolidated income statement for contributions under this plan amount to €260,000 (2020: €171,000).

30.2.  Defined benefit plan

The Company offers a pension plan with a minimum return guaranteed by law to its employees of the Belgian entity. The contributions to this plan amount to minimum 7 % of the salary, partly paid by the employer and partly by the employees.

As explained hereafter, this pension plan qualifies as Defined Benefit Plan under IFRS. As a result, a provision of €80,000 (2020: €37,000) has been recorded for the net benefit obligation in 2021.

As a consequence of the law of December 18, 2015, minimum returns guaranteed by the employers are as follows:

●	For the contributions paid as from January 1, 2016, a new variable return based on OLO rates comprised between 1.75 % and 3.75%. The rate is currently set to 1.75%.
●	For the contributions paid until end December 2015, the previously applicable legal returns of 3.75 % on employee contributions and 3.25 % on employer contributions continue to apply until retirement date of the participants.

The insurance companies managing these plans for the Company also guarantee a minimum return on the reserves as well as on future contributions for some portions of the plan. They have evolved as follows: 4.75 % until 1998, 3.25 % from 1999 till 2012 and between 0.50 % and 2.25 % since 2013. They are currently set between 0.50 % and 1.50%. The assets of the plan are entirely managed by external insurance companies “qualifying third party” which do not have any link with the Company.

The weighted average duration until the pension age for the Belgian plan is 17 years as at December 31, 2021. In view of the minimum legal returns guaranteed, this pension Plan qualifies as Defined Benefit Plan under IFRS. Indeed, it induces a financial risk for the Company during periods of declining market interest rates when the returns guaranteed by the insurance companies are lower than the minimum legal returns, which is currently the case. In this case, the intervention of the insurance company is limited, and the Company shall fund the balance between the return delivered by the insurance company and the legal return.

A complete actuarial calculation has been performed for this plan by external actuaries based on the “Projected Unit Credit Method without future contribution” according to the IAS 19,115 as follows:

●	Projection of the minimum return guaranteed by the law till the retirement date and discounting of this amount with the discount rate used for the valuation (rate of high-quality corporate bonds);
●	The discounted net obligation is the maximum between this discounted projection and the projection of the accrued reserves discounted at the discount rate used for the valuation (rate of high-quality corporate bonds).

The net defined benefit obligation was established at €80,000 as of December 31, 2021 (2020: €37,000):

(in EUR 000)	2021	2020
Net defined benefit liability at January 1	37	30
Defined benefit cost included in profit or loss	95	93
Total remeasurement included in OCI	68	—
Employer contributions	(120)	(77)
Transfer reserves (terminated participants)	—	(9)
Net defined benefit liability at December 31	80	37

The gross defined benefit liability is as follows:

(in EUR 000)	2021	2020
Gross defined benefit liability at January 1	248	209
Current service cost	95	90
Interest cost	—	1
Administrative expenses	(1)	—
Taxes on contributions	(14)	(8)
Transfer reserves (terminated participants)	—	(60)
Actuarial gain due to change in financial assumptions	(87)	—
Actuarial loss due to change in experience assumptions	253	16
Gross defined benefit liability at 31 December	494	248

The fair value of the plan assets is as follows:

(in EUR 000)	2021	2020
Fair value plan assets at January 1	211	179
Interest income	—	2
Employer contributions	120	77
Administrative expenses	(1)	—
Taxes on contributions	(14)	(8)
Transfer reserves (terminated participants)	—	(55)
Actuarial gain on fair value of the plan assets	98	16
Fair value plan assets at December 31	414	211

The number of members and the average age of the members is as follows:

	For the year ended December 31
	2021	2020
Active members	24	14
Average age	41	43

All plan assets are invested in an insurance contract with guaranteed interest rate (branch 21 product). The defined benefit calculation has been performed based on the below assumptions:

	For the year ended December 31
	2021	2020
Discount rate	1.4%	0.1%
Inflation rate	2.0%	2.0%
Salary increase (in excess of inflation)	1.0%	0.0%
Withdrawal rate based on age (minimum)	0.0%	1.5%
Withdrawal rate based on age (maximum)	12.0%	8.5%

The discount rate was derived from the EIOPA term structure on each valuation date, considering the weighted average duration of liabilities. The inflation rate is based on the long-term objective of the European Central Bank. Retirement age assumption is in line with current legal requirements. The withdrawal rate and the salary increase rate reflect the expectations of the company on a long-term basis.

A sensitivity with reasonable possible changes on the discount rate will impact the net defined benefit liability as follows (positive = increase net defined benefit liability / negative = decrease of net defined benefit liability):

	For the year ended December 31
	2021	2020
Increase of 0.25% in the discount rate	(17)	(2)
Decrease of 0.25% in the discount rate	18	2

The expected employer contributions for the year 2022 amounts to €166,000.

The total expected benefit payments are:

As at
(in EUR 000)	December 31, 2021
In the next 12 months	5
Between 2 and 5 years	53
Between 6 and 10 years	79
Expected total benefit payments	137